Shareholder Fees - ETF Prospectus [Member] - Vanguard Emerging Markets Bond Active ETF - ETF Shares	Sep. 30, 2025 USD ($) [1]
Prospectus [Line Items]
Exchange Fee (as a percentage of Amount Redeemed)	0.00%
Exchange Fee	$ 0

[1]	None through Vanguard (Broker fees vary)